Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Jul. 29, 2016	Apr. 22, 2016
American Funds Emerging Markets Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class A (with sales charge)
Account Value	$ 12,388		$ 12,353		$ 10,894		$ 12,422		$ 12,937		$ 12,021	$ 10,574	$ 11,040			$ 9,776		$ 9,625
American Funds Emerging Markets Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class C (with sales charge)
Account Value	$ 11,727		11,745		10,433		11,986		12,571		11,764	10,427	10,974				$ 10,000
American Funds Emerging Markets Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class T (with sales charge)
Account Value	$ 11,867		11,805		10,377		11,804		12,258		11,355	9,964	10,381	$ 9,752
American Funds Emerging Markets Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class F-1
Account Value	$ 12,426		12,391		10,924		12,457		12,969		12,047	10,601	11,077				10,000
American Funds Emerging Markets Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class F-2
Account Value	$ 12,704		12,632		11,105		12,633		13,117		12,150	10,664	11,110				10,000
American Funds Emerging Markets Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class F-3
Account Value	$ 12,796		12,710		11,162		12,677		13,148		12,168	10,669	11,113		$ 10,000
American Funds Emerging Markets Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge)
Account Value	$ 11,970		11,938		10,529		12,008		12,504		11,616	10,223	10,680				9,650
American Funds Emerging Markets Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge)
Account Value	$ 11,982		11,950		10,539		12,020		12,570		11,768	10,433	10,983				10,000
American Funds Emerging Markets Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class 529-E
Account Value	$ 12,212		12,206		10,787		12,327		12,863		11,976	10,562	11,057				10,000
American Funds Emerging Markets Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge)
Account Value	$ 11,804		11,746		10,338		11,770		12,228		11,334	9,953	10,376	9,752
American Funds Emerging Markets Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class 529-F-1
Account Value	$ 12,634		12,576		11,070		12,600		13,095		12,137	10,657	11,111				10,000
American Funds Emerging Markets Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class 529-F-2
Account Value	$ 10,553	$ 10,427	10,495	$ 9,901	9,227	$ 8,642	10,491	$ 10,675	10,895	$ 10,000
American Funds Emerging Markets Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class 529-F-3
Account Value	$ 10,570	10,443	10,507	9,910	9,237	8,650	10,498	10,679	10,897	10,000
American Funds Emerging Markets Bond Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-1
Account Value	$ 11,928		11,965		10,612		12,170		12,734		11,891	10,514	11,039				10,000
American Funds Emerging Markets Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-2
Account Value	$ 11,826		11,866		10,527		12,077		12,653		11,833	10,482	11,015				10,000
American Funds Emerging Markets Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-2E
Account Value	$ 12,308		12,286		10,863		12,420		12,939		12,030	10,627	11,129				10,000
American Funds Emerging Markets Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-3
Account Value	$ 12,201		12,197		10,781		12,324		12,863		11,979	10,567	11,066				10,000
American Funds Emerging Markets Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-4
Account Value	$ 12,490		12,449		10,971		12,504		13,014		12,085	10,631	11,104				10,000
American Funds Emerging Markets Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-5E
Account Value	$ 12,805		12,735		11,198		12,736		13,184		12,182	10,681	11,130				10,000
American Funds Emerging Markets Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-5
Account Value	$ 12,785		12,704		11,161		12,680		13,155		12,179	10,682	11,125				10,000
American Funds Emerging Markets Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Emerging Markets Bond Fund — Class R-6
Account Value	$ 12,809		12,722		11,173		12,690		13,162		12,179	10,676	11,116				10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 9,910	8,430	10,081	8,353	9,536	8,465	11,386	9,988	11,948	10,000	10,942	10,241	10,366	10,000	10,000	9,652	10,000	10,000
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index
Account Value	$ 12,196	9,787	11,930	9,329	10,697	8,554	12,384	10,541	13,006	10,000	12,458	10,935	11,465	10,000	10,000	10,213	10,000	10,000
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index
Account Value	$ 11,812	9,640	11,579	9,191	10,345	8,401	12,136	10,532	12,817	10,000	12,322	10,779	11,364	10,000	10,000	10,080	10,000	10,000
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified
Account Value	$ 10,964	9,546	11,231	9,483	9,966	8,514	11,284	10,547	12,366	10,000	12,042	10,612	11,315	10,000	10,000	9,821	10,000	10,000
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified
Account Value	$ 12,620	$ 9,715	$ 11,846	$ 8,894	$ 10,663	$ 8,282	$ 12,970	$ 10,513	$ 13,207	$ 10,000	$ 12,547	$ 10,907	$ 11,393	$ 10,000	$ 10,000	$ 10,333	$ 10,000	$ 10,000